Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2022
XS7-NPRT3-1022
1.968013.108
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd.	23,800	154,224
Starry, Inc.	1,218,562	2,604,676
		2,758,900
Entertainment - 0.8%
Electronic Arts, Inc.	5,454	691,949
Netflix, Inc. (a)	219,629	49,100,259
Roblox Corp. (a)(b)	179,000	7,000,690
Roku, Inc. Class A (a)	377,376	25,661,568
The Walt Disney Co. (a)	70,476	7,898,950
		90,353,416
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A (a)	4,603,980	498,242,716
Class C (a)	2,606,860	284,538,769
IAC (a)	13,600	874,072
Meta Platforms, Inc. Class A (a)	421,730	68,712,469
Snap, Inc. Class A (a)	426,581	4,641,201
Taboola.com Ltd. (a)	363,386	912,099
Twitter, Inc. (a)	122,881	4,761,639
Vimeo, Inc. (a)	1,445,820	8,559,254
Zoominfo Technologies, Inc. (a)	53,600	2,434,512
		873,676,731
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	553,153	79,631,906
TOTAL COMMUNICATION SERVICES		1,046,420,953
CONSUMER DISCRETIONARY - 20.5%
Automobiles - 3.0%
Neutron Holdings, Inc. (a)(c)(d)	438,358	12,055
Rad Power Bikes, Inc. (a)(c)(d)	249,183	1,542,443
Rivian Automotive, Inc. (b)	1,839,319	60,164,124
Tesla, Inc. (a)	1,057,755	291,527,856
XPeng, Inc. ADR (a)	283,700	5,254,124
		358,500,602
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	151,000	17,081,120
Booking Holdings, Inc. (a)	29,672	55,659,034
Chipotle Mexican Grill, Inc. (a)	13,470	21,508,896
Dutch Bros, Inc. (b)	42,500	1,551,250
Expedia, Inc. (a)	85,600	8,786,840
Hyatt Hotels Corp. Class A (a)	8,383	751,284
Marriott International, Inc. Class A	379,050	58,275,147
McDonald's Corp.	5,925	1,494,759
Penn Entertainment, Inc. (a)	774,600	24,190,758
Shake Shack, Inc. Class A (a)	35,936	1,712,710
Sonder Holdings, Inc. (a)(b)	1,368,972	2,546,288
Sonder Holdings, Inc.:
rights (a)(d)	14,240	14,240
rights (a)(d)	14,240	12,674
rights (a)(d)	14,239	11,391
rights (a)(d)	14,239	10,394
rights (a)(d)	14,238	9,397
rights (a)(d)	14,238	8,685
Starbucks Corp.	165,953	13,951,669
Sweetgreen, Inc. Class A	436,251	7,377,004
Yum China Holdings, Inc.	159,612	7,998,157
		222,951,697
Household Durables - 0.4%
Lennar Corp. Class A	466,369	36,120,279
PulteGroup, Inc.	30,900	1,256,394
Purple Innovation, Inc. (a)(b)	1,235,887	3,534,637
Vizio Holding Corp. (a)	50,700	543,504
		41,454,814
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	49,900	4,760,959
Amazon.com, Inc. (a)	5,458,360	691,956,297
Etsy, Inc. (a)	32,581	3,440,879
JD.com, Inc. sponsored ADR	63,029	4,001,711
Lyft, Inc. (a)	530,568	7,815,267
Pinduoduo, Inc. ADR (a)	71,700	5,112,210
Revolve Group, Inc. (a)	465,100	10,925,199
RumbleON, Inc. Class B (a)	204,000	4,457,400
Uber Technologies, Inc. (a)	1,453,504	41,802,775
Wayfair LLC Class A (a)(b)	821,805	43,317,342
Zomato Ltd. (a)	6,700,000	4,787,021
		822,377,060
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	44,442	452,864
Multiline Retail - 0.6%
Dollar General Corp.	111,840	26,553,053
Dollar Tree, Inc. (a)	94,194	12,780,242
Ollie's Bargain Outlet Holdings, Inc. (a)	445,182	24,623,016
Target Corp.	67,413	10,809,000
		74,765,311
Specialty Retail - 2.5%
Carvana Co. Class A (a)	28,224	931,110
Fanatics, Inc. Class A (c)(d)	153,984	11,254,691
Five Below, Inc. (a)	68,000	8,695,840
Floor & Decor Holdings, Inc. Class A (a)	99,200	8,070,912
Lowe's Companies, Inc.	408,823	79,368,897
RH (a)	39,529	10,115,866
Ross Stores, Inc.	123,400	10,645,718
The Home Depot, Inc.	310,477	89,547,776
TJX Companies, Inc.	1,324,372	82,574,594
		301,205,404
Textiles, Apparel & Luxury Goods - 5.2%
Canada Goose Holdings, Inc. (a)	344,371	6,203,844
Crocs, Inc. (a)	117,100	8,630,270
Deckers Outdoor Corp. (a)	153,170	49,254,877
lululemon athletica, Inc. (a)	1,369,758	410,872,610
NIKE, Inc. Class B	370,554	39,445,473
On Holding AG	1,346,900	26,924,531
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,625,179	61,431,766
Tory Burch LLC (a)(c)(d)(e)	248,840	9,543,014
		612,306,385
TOTAL CONSUMER DISCRETIONARY		2,434,014,137
CONSUMER STAPLES - 4.8%
Beverages - 1.9%
Celsius Holdings, Inc. (a)	25,900	2,680,391
Constellation Brands, Inc. Class A (sub. vtg.)	64,500	15,870,225
Keurig Dr. Pepper, Inc.	686,271	26,160,651
Monster Beverage Corp. (a)	647,235	57,493,885
PepsiCo, Inc.	212,864	36,670,081
The Coca-Cola Co.	1,351,007	83,370,642
		222,245,875
Food & Staples Retailing - 1.0%
Blink Health LLC Series A1 (a)(c)(d)	8,589	325,867
Costco Wholesale Corp.	134,244	70,088,792
Grocery Outlet Holding Corp. (a)	129,400	5,191,528
Kroger Co.	227,540	10,908,268
Ocado Group PLC (a)	34,920	294,513
Performance Food Group Co. (a)	392,268	19,605,555
Sysco Corp.	174,400	14,339,168
		120,753,691
Food Products - 0.6%
Archer Daniels Midland Co.	118,200	10,388,598
Bunge Ltd.	251,154	24,906,942
Darling Ingredients, Inc. (a)	192,869	14,669,616
Kellogg Co.	99,100	7,208,534
Mondelez International, Inc.	80,717	4,993,154
Oatly Group AB ADR (a)(b)	417,900	1,349,817
The Hershey Co.	53,100	11,929,977
The Real Good Food Co. LLC:
Class B (d)	131,479	1
Class B unit (f)	131,479	937,445
The Real Good Food Co., Inc.	11,600	82,708
		76,466,792
Household Products - 0.5%
Church & Dwight Co., Inc.	79,521	6,656,703
Colgate-Palmolive Co.	132,191	10,338,658
Procter & Gamble Co.	274,878	37,916,671
		54,912,032
Personal Products - 0.3%
Olaplex Holdings, Inc. (b)	1,935,700	25,783,524
The Beauty Health Co. (a)	249,298	2,891,857
The Beauty Health Co. (a)(c)	553,828	6,424,405
		35,099,786
Tobacco - 0.5%
JUUL Labs, Inc. Class A (a)(c)(d)	13,297	102,387
Philip Morris International, Inc.	598,500	57,150,765
		57,253,152
TOTAL CONSUMER STAPLES		566,731,328
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	462,700	11,687,802
Halliburton Co.	925,400	27,882,302
Schlumberger Ltd.	618,600	23,599,590
		63,169,694
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp. (b)	580,700	16,927,405
ConocoPhillips Co.	82,200	8,996,790
Devon Energy Corp.	283,600	20,027,832
EOG Resources, Inc.	358,900	43,534,570
EQT Corp.	75,600	3,613,680
Exxon Mobil Corp.	48,100	4,597,879
Hess Corp.	1,081,906	130,672,607
Occidental Petroleum Corp.	434,800	30,870,800
Phillips 66 Co.	83,500	7,469,910
Pioneer Natural Resources Co.	133,900	33,906,158
Range Resources Corp.	1,194,400	39,247,984
Reliance Industries Ltd.	1,195,359	39,141,151
Valero Energy Corp.	183,500	21,491,520
		400,498,286
TOTAL ENERGY		463,667,980
FINANCIALS - 1.8%
Banks - 0.8%
Bank of America Corp.	874,817	29,402,599
First Republic Bank	106,400	16,154,712
HDFC Bank Ltd. sponsored ADR	417,422	25,483,613
JPMorgan Chase & Co.	112,123	12,751,749
Wells Fargo & Co.	57,900	2,530,809
		86,323,482
Capital Markets - 0.7%
BlackRock, Inc. Class A	43,097	28,719,410
Charles Schwab Corp.	806,951	57,253,173
		85,972,583
Consumer Finance - 0.0%
Discover Financial Services	22,082	2,219,020
Diversified Financial Services - 0.3%
Adimab LLC (a)(c)(d)(e)	762,787	33,079,860
Ant International Co. Ltd. Class C (a)(c)(d)	617,086	1,104,584
		34,184,444
TOTAL FINANCIALS		208,699,529
HEALTH CARE - 14.4%
Biotechnology - 7.7%
4D Pharma PLC (a)(b)(d)	596,200	115,388
AbbVie, Inc.	127,549	17,150,239
ACADIA Pharmaceuticals, Inc. (a)	1,204,071	19,782,887
Adagio Therapeutics, Inc. (b)	1,686,417	7,690,062
ADC Therapeutics SA (a)	171,500	1,169,630
Akouos, Inc. (a)	89,500	299,825
Akouos, Inc. (a)(f)	113,263	379,431
Alector, Inc. (a)	326,260	3,376,791
Allovir, Inc. (a)(b)	471,210	3,538,787
Alnylam Pharmaceuticals, Inc. (a)	636,731	131,593,196
Ambrx Biopharma, Inc. ADR (a)	72,486	119,602
Amgen, Inc.	111,804	26,866,501
Arcutis Biotherapeutics, Inc. (a)	169,300	4,562,635
Argenx SE ADR (a)	213,460	80,660,130
Arrowhead Pharmaceuticals, Inc. (a)	40,359	1,602,656
Ascendis Pharma A/S sponsored ADR (a)	9,489	849,930
aTyr Pharma, Inc. (a)	228,431	781,234
Avidity Biosciences, Inc. (a)	327,400	6,423,588
Axcella Health, Inc. (a)	677,970	1,667,806
Beam Therapeutics, Inc. (a)(b)	110,100	6,011,460
BeiGene Ltd. ADR (a)	253,639	43,539,671
Biogen, Inc. (a)	1,642	320,814
BioNTech SE ADR	1,402	202,785
BioXcel Therapeutics, Inc. (a)(b)	308,998	4,227,093
Century Therapeutics, Inc. (a)	336,800	3,543,136
Cerevel Therapeutics Holdings (a)	1,622,816	47,223,946
Cibus Corp. Series C (a)(c)(d)(e)	2,017,507	4,983,242
Codiak Biosciences, Inc. (a)	309,262	664,913
CRISPR Therapeutics AG (a)(b)	204,500	13,310,905
Cyclerion Therapeutics, Inc. (a)	141,500	118,860
Cyclerion Therapeutics, Inc. (a)(c)	150,550	126,462
Day One Biopharmaceuticals, Inc. (a)	297,500	6,988,275
Denali Therapeutics, Inc. (a)	46,074	1,274,868
Deverra Therapeutics, Inc. (a)(d)	20,487	35,238
EQRx, Inc. (a)	1,724,649	8,433,534
EQRx, Inc.:
rights (a)(d)	90,566	303,396
rights (a)(d)	38,814	103,245
Erasca, Inc. (a)	76,600	690,932
Evelo Biosciences, Inc. (a)(b)	1,263,014	2,766,001
Foghorn Therapeutics, Inc. (a)	310,983	3,091,171
Gemini Therapeutics, Inc. (a)(b)	16,800	26,040
Generation Bio Co. (a)(b)	647,360	3,314,483
Icosavax, Inc. (a)	56,500	266,680
Imago BioSciences, Inc. (a)	7,300	106,069
Immunocore Holdings PLC ADR (a)	72,970	3,853,546
Inhibrx, Inc. (a)(b)	71,500	1,268,410
Instil Bio, Inc. (a)	59,700	310,440
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	7,022	0
Intellia Therapeutics, Inc. (a)	76,500	4,594,590
Ionis Pharmaceuticals, Inc. (a)	2,070,504	88,037,830
Janux Therapeutics, Inc. (a)	94,100	1,018,162
Karuna Therapeutics, Inc. (a)	372,499	95,009,595
Kinnate Biopharma, Inc. (a)	34,300	496,664
Legend Biotech Corp. ADR (a)	338,900	15,755,461
Lexicon Pharmaceuticals, Inc. (a)	146,922	404,036
Lyell Immunopharma, Inc. (a)(b)	431,000	2,887,700
Moderna, Inc. (a)	168,841	22,332,599
Monte Rosa Therapeutics, Inc. (a)	394,400	3,123,648
Morphic Holding, Inc. (a)	321,214	8,839,809
Nuvalent, Inc. Class A (a)	302,076	5,099,043
Omega Therapeutics, Inc. (a)	326,224	1,458,221
ORIC Pharmaceuticals, Inc. (a)	133,608	462,284
Poseida Therapeutics, Inc. (a)	745,959	2,469,124
Protagonist Therapeutics, Inc. (a)	136,995	1,194,596
Prothena Corp. PLC (a)	178,705	4,926,897
PTC Therapeutics, Inc. (a)	227,637	11,368,192
Recursion Pharmaceuticals, Inc. (a)(b)	474,100	4,982,791
Regeneron Pharmaceuticals, Inc. (a)	85,621	49,750,938
Relay Therapeutics, Inc. (a)	99,900	2,294,703
Rigel Pharmaceuticals, Inc. (a)	2,433,599	3,455,711
Rubius Therapeutics, Inc. (a)(b)	1,107,317	775,122
Sage Therapeutics, Inc. (a)	625,013	23,537,990
Saluda Medical Pty Ltd. warrants (a)(c)(d)	32,997	94,701
Sana Biotechnology, Inc. (a)(b)	171,700	1,169,277
Scholar Rock Holding Corp. (a)	507,934	4,236,170
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	44,550	159,730
Seagen, Inc. (a)	5,800	894,882
Seres Therapeutics, Inc. (a)	1,438,326	7,392,996
Shattuck Labs, Inc. (a)	321,000	1,043,250
Sigilon Therapeutics, Inc. (a)	57,800	35,928
Silverback Therapeutics, Inc. (a)	221,184	1,203,241
Springworks Therapeutics, Inc. (a)(b)	704,800	19,572,296
Synlogic, Inc. (a)	576,900	576,900
Syros Pharmaceuticals, Inc. (a)	78,738	63,038
Syros Pharmaceuticals, Inc. (a)(f)	301,001	240,981
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	0
Tango Therapeutics, Inc. (a)	233,856	958,810
Taysha Gene Therapies, Inc. (a)	145,908	461,069
Tenaya Therapeutics, Inc. (a)	10,500	46,095
TG Therapeutics, Inc. (a)	485,100	3,458,763
Twist Bioscience Corp. (a)	300,300	12,048,036
Tyra Biosciences, Inc.	27,900	184,419
uniQure B.V. (a)	51,449	1,005,313
UNITY Biotechnology, Inc. (a)	932,000	433,194
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	96,699
Vaxcyte, Inc. (a)	226,080	5,914,253
Vera Therapeutics, Inc. (a)	129,982	2,824,509
Vertex Pharmaceuticals, Inc. (a)	58,793	16,565,516
Verve Therapeutics, Inc. (a)	115,800	4,442,088
Vor Biopharma, Inc. (a)	75,211	385,832
Yumanity Therapeutics, Inc. (a)	82,392	140,890
Zai Lab Ltd. ADR (a)	177,186	8,187,765
Zentalis Pharmaceuticals, Inc. (a)	192,144	5,151,381
		918,999,661
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	10,001	1,026,603
DexCom, Inc. (a)	352,384	28,969,489
Figs, Inc. Class A (a)	94,900	1,097,044
Insulet Corp. (a)	430,543	109,990,820
Intuitive Surgical, Inc. (a)	213,123	43,847,926
Novocure Ltd. (a)(b)	1,300,244	106,789,040
Oddity Tech Ltd. (c)(d)	2,226	776,941
Outset Medical, Inc. (a)	391,953	7,168,820
Presbia PLC (a)(d)	454,926	6,824
PROCEPT BioRobotics Corp.	330,162	13,364,958
Shockwave Medical, Inc. (a)	169,367	50,278,288
		363,316,753
Health Care Providers & Services - 1.4%
Alignment Healthcare, Inc. (a)	461,922	7,025,834
AmerisourceBergen Corp.	43,100	6,316,736
Centene Corp. (a)	242,090	21,725,157
Guardant Health, Inc. (a)	75,234	3,766,214
Humana, Inc.	61,143	29,457,475
McKesson Corp.	34,000	12,478,000
Progyny, Inc. (a)	34,700	1,395,287
The Oncology Institute, Inc. (a)(c)	377,375	2,396,331
UnitedHealth Group, Inc.	169,754	88,158,345
		172,719,379
Health Care Technology - 0.0%
DNA Script (c)(d)	85	62,278
DNA Script (c)(d)	324	237,388
		299,666
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. Class B (a)(f)	640,857	21,141,872
Absci Corp. (a)(b)	958,783	3,231,099
Akoya Biosciences, Inc. (a)	800	9,120
Danaher Corp.	12,433	3,355,791
ICON PLC (a)	7,400	1,552,742
Olink Holding AB ADR (a)	318,035	4,815,050
Seer, Inc. (a)	346,717	3,501,842
Thermo Fisher Scientific, Inc.	42,174	22,998,326
WuXi AppTec Co. Ltd. (H Shares) (f)	283,140	3,196,369
Wuxi Biologics (Cayman), Inc. (a)(f)	2,198,810	19,398,127
		83,200,338
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	53,000	2,244,020
Atea Pharmaceuticals, Inc. (a)	1,477,936	11,084,520
Bristol-Myers Squibb Co.	128,265	8,646,344
Dragonfly Therapeutics, Inc. (a)(c)(d)	126,113	1,799,633
Eli Lilly & Co.	153,800	46,329,174
Fulcrum Therapeutics, Inc. (a)	284,952	2,108,645
GH Research PLC (a)	301,400	4,686,770
Hansoh Pharmaceutical Group Co. Ltd. (f)	312,400	623,281
Harmony Biosciences Holdings, Inc. (a)	557,123	24,463,271
Intra-Cellular Therapies, Inc. (a)	950,809	47,787,660
Nuvation Bio, Inc. (a)	932,837	2,611,944
OptiNose, Inc. (a)	1,330,328	4,855,697
Pfizer, Inc.	79,200	3,582,216
Pharvaris BV (a)	41,400	376,326
Pliant Therapeutics, Inc. (a)	421,400	8,124,592
Sienna Biopharmaceuticals, Inc. (a)(d)	589,618	6
Skyhawk Therapeutics, Inc. (a)(c)(d)	126,063	1,471,155
Theravance Biopharma, Inc. (a)	290,245	2,615,107
Theseus Pharmaceuticals, Inc.	2,800	19,096
UCB SA	27,100	1,909,114
		175,338,571
TOTAL HEALTH CARE		1,713,874,368
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
AeroVironment, Inc. (a)	31,100	2,757,015
Lockheed Martin Corp.	57,300	24,072,303
Raytheon Technologies Corp.	174,000	15,616,500
Space Exploration Technologies Corp. Class A (a)(c)(d)	1,375,690	96,298,300
The Boeing Co. (a)	84,136	13,482,794
		152,226,912
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (c)	646,600	4,395,894
United Parcel Service, Inc. Class B	90,084	17,522,239
		21,918,133
Airlines - 1.2%
Delta Air Lines, Inc. (a)	989,190	30,734,133
JetBlue Airways Corp. (a)	98,414	766,645
Ryanair Holdings PLC sponsored ADR (a)	11,678	849,107
Southwest Airlines Co. (a)	1,302,537	47,803,108
Spirit Airlines, Inc. (a)	655,933	14,876,560
United Airlines Holdings, Inc. (a)	575,225	20,138,627
Wheels Up Experience, Inc.:
Class A (a)	1,900,977	3,554,827
rights (a)(d)	23,018	17,264
rights (a)(d)	23,018	13,581
rights (a)(d)	23,018	11,049
Wizz Air Holdings PLC (a)(f)	731,783	18,175,401
		136,940,302
Construction & Engineering - 0.2%
Fluor Corp. (a)	349,200	9,232,848
MasTec, Inc. (a)(b)	48,300	3,888,150
Quanta Services, Inc.	51,500	7,276,950
		20,397,948
Electrical Equipment - 0.4%
Eaton Corp. PLC	66,524	9,089,839
Emerson Electric Co.	196,049	16,025,045
Generac Holdings, Inc. (a)	84,000	18,514,440
NuScale Power Corp. (a)(b)	49,200	675,024
Rockwell Automation, Inc.	35,800	8,482,452
		52,786,800
Industrial Conglomerates - 0.1%
3M Co.	22,380	2,782,953
Honeywell International, Inc.	41,783	7,911,611
		10,694,564
Machinery - 0.8%
Caterpillar, Inc.	114,760	21,197,320
Deere & Co.	98,852	36,105,693
Fortive Corp.	20,200	1,279,266
Illinois Tool Works, Inc.	72,153	14,057,569
Ingersoll Rand, Inc.	84,644	4,009,586
Xylem, Inc.	222,017	20,225,749
		96,875,183
Professional Services - 0.0%
LegalZoom.com, Inc. (a)(b)	230,800	2,377,240
Sterling Check Corp. (b)	25,700	546,896
		2,924,136
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	560,319	93,786,194
Bird Global, Inc. (a)(c)	228,339	97,021
Bird Global, Inc.:
Class A (a)	542,383	230,459
rights (a)(d)	28,568	1,428
rights (a)(d)	28,568	857
rights (a)(d)	28,567	286
Canadian Pacific Railway Ltd. (b)	119,977	8,981,478
CSX Corp.	467,300	14,790,045
Hertz Global Holdings, Inc.	1,157,000	21,358,220
Union Pacific Corp.	296,561	66,580,910
		205,826,898
TOTAL INDUSTRIALS		700,590,876
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	121,032	14,509,316
Ciena Corp. (a)	826,197	41,921,236
Infinera Corp. (a)(b)	3,001,675	16,449,179
		72,879,731
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (a)	99,811	607,849
II-VI, Inc. (a)	161,290	7,617,727
TE Connectivity Ltd.	1,941	244,974
Trimble, Inc. (a)	171,200	10,828,400
		19,298,950
IT Services - 3.8%
Accenture PLC Class A	112,500	32,451,750
Actua Corp. (a)(d)	562,258	5,623
Block, Inc. Class A (a)	80,285	5,532,439
Cloudflare, Inc. (a)(b)	1,266,781	79,262,487
IBM Corp.	136,795	17,571,318
MasterCard, Inc. Class A	358,349	116,237,665
MongoDB, Inc. Class A (a)	9,041	2,918,977
Okta, Inc. (a)	116,581	10,655,503
PayPal Holdings, Inc. (a)	167,027	15,607,003
Shopify, Inc. Class A (a)	459,790	14,556,720
Snowflake, Inc. (a)	98,025	17,737,624
Toast, Inc.	441,400	8,355,702
Twilio, Inc. Class A (a)	800	55,664
Visa, Inc. Class A	685,712	136,257,832
		457,206,307
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	728,936	61,864,798
Applied Materials, Inc.	434,685	40,890,818
ASML Holding NV	14,485	7,096,781
Broadcom, Inc.	41,725	20,825,365
Cirrus Logic, Inc. (a)	347,266	26,631,830
Enphase Energy, Inc. (a)	70,300	20,136,732
First Solar, Inc. (a)	242,000	30,867,100
GlobalFoundries, Inc.	109,100	6,526,362
KLA Corp.	55,486	19,094,397
Lam Research Corp.	18,200	7,969,962
Marvell Technology, Inc.	765,041	35,819,220
Micron Technology, Inc.	85,531	4,835,067
Monolithic Power Systems, Inc.	20,900	9,471,462
NVIDIA Corp.	4,273,340	645,017,940
onsemi (a)	111,500	7,667,855
Qualcomm, Inc.	159,709	21,124,709
Silicon Laboratories, Inc. (a)	401,739	50,349,949
SiTime Corp. (a)	139,185	14,810,676
SolarEdge Technologies, Inc. (a)	7,700	2,124,969
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	118,768	9,899,313
Teradyne, Inc.	81,850	6,927,784
Texas Instruments, Inc.	137,194	22,665,821
Wolfspeed, Inc. (a)(b)	101,729	11,543,190
		1,084,162,100
Software - 10.5%
Adobe, Inc. (a)	181,712	67,858,529
Atlassian Corp. PLC (a)	9,726	2,408,741
Autodesk, Inc. (a)	129,442	26,113,629
Avalara, Inc. (a)	34,504	3,160,221
Bill.Com Holdings, Inc. (a)	11,100	1,796,868
Black Knight, Inc. (a)	68,470	4,529,975
C3.Ai, Inc. (a)(b)	210,700	3,792,600
Clear Secure, Inc. (a)	1,400	32,116
Coupa Software, Inc. (a)	11,004	642,634
Crowdstrike Holdings, Inc. (a)	103,133	18,833,117
Datadog, Inc. Class A (a)	55,430	5,817,379
Elastic NV (a)	49,394	4,144,651
Epic Games, Inc. (a)(c)(d)	11,800	10,974,000
ForgeRock, Inc. (b)	29,500	503,270
HubSpot, Inc. (a)	37,417	12,611,026
Informatica, Inc. (b)	53,713	1,185,446
Intuit, Inc.	64,894	28,019,931
Microsoft Corp.	2,313,036	604,789,523
Nutanix, Inc. Class A (a)	3,393,257	58,703,346
Oracle Corp.	926,704	68,715,102
Paycom Software, Inc. (a)	10,200	3,582,240
Paylocity Holding Corp. (a)	23,297	5,614,577
RingCentral, Inc. (a)	44,342	1,908,480
Riskified Ltd. Class B (a)	417,774	2,113,936
Salesforce.com, Inc. (a)	1,444,749	225,554,214
Samsara, Inc. (b)	52,700	783,649
SentinelOne, Inc. (a)	49,000	1,338,190
ServiceNow, Inc. (a)	54,800	23,817,176
Stripe, Inc. Class B (a)(c)(d)	43,500	1,229,310
The Trade Desk, Inc. (a)	12,300	771,210
UiPath, Inc. Class A (a)(b)	1,184,348	19,482,525
Workday, Inc. Class A (a)	25,332	4,168,634
Zoom Video Communications, Inc. Class A (a)	160,953	12,940,621
Zscaler, Inc. (a)	92,765	14,771,899
		1,242,708,765
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	7,390,328	1,161,907,354
Pure Storage, Inc. Class A (a)	3,351,786	97,101,240
Samsung Electronics Co. Ltd.	132,603	5,851,208
		1,264,859,802
TOTAL INFORMATION TECHNOLOGY		4,141,115,655
MATERIALS - 1.7%
Chemicals - 1.1%
Albemarle Corp.	50,000	13,398,000
CF Industries Holdings, Inc.	380,200	39,335,492
Corteva, Inc.	678,300	41,667,969
DuPont de Nemours, Inc.	246,846	13,734,511
The Mosaic Co.	315,400	16,990,598
		125,126,570
Containers & Packaging - 0.0%
Sealed Air Corp.	74,600	4,014,226
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	374,300	5,557,429
Freeport-McMoRan, Inc.	1,917,200	56,749,120
Rio Tinto PLC sponsored ADR (b)	252,800	14,230,112
		76,536,661
TOTAL MATERIALS		205,677,457
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	87,598	22,254,272
Equinix, Inc.	4,600	3,023,902
Simon Property Group, Inc.	80,800	8,239,984
		33,518,158
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	142,700	11,267,592
WeWork, Inc. (a)	2,038,538	8,358,006
		19,625,598
TOTAL REAL ESTATE		53,143,756
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (f)	102,100	9,965,218
TOTAL COMMON STOCKS (Cost $6,317,679,477)		11,543,901,257

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series B(a)(c)(d)	37,935	1,492,363
Series E(a)(c)(d)	5,127	201,696
Series F(c)(d)	40,428	1,590,438
		3,284,497
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	32,487	201,095
Series C(a)(c)(d)	127,831	791,274
Series D(c)(d)	215,900	1,336,421
		2,328,790
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (c)(d)	1,400	562,352
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	23,686	6,201,042
		6,763,394
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	26,833	6,478,023
Series H(a)(c)(d)	21,372	5,159,628
Instacart, Inc.:
Series H(a)(c)(d)	13,904	668,921
Series I(a)(c)(d)	6,341	305,066
		12,611,638
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(c)(d)	190,858	1,748,259
Series D(c)(d)	91,538	838,488
Laronde, Inc. Series B (c)(d)	66,432	1,344,584
		3,931,331
TOTAL CONSUMER DISCRETIONARY		25,635,153

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	197,068	7,476,760

Food Products - 0.0%
AgBiome LLC:
Series C(a)(c)(d)	338,565	2,220,986
Series D(c)(d)	126,371	818,884
Bowery Farming, Inc. Series C1 (a)(c)(d)	27,136	830,090
		3,869,960
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	6,648	51,190

TOTAL CONSUMER STAPLES		11,397,910

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(c)(d)	198,234	1,112,093
Series C(a)(c)(d)	115,792	649,593
		1,761,686
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (c)(d)	122,084	2,337,713
Ankyra Therapeutics Series B (c)(d)	257,347	1,016,521
Asimov, Inc. Series B (c)(d)	15,783	1,085,713
Bright Peak Therapeutics AG Series B (a)(c)(d)	239,403	663,146
Caris Life Sciences, Inc. Series D (a)(c)(d)	255,590	1,415,969
Castle Creek Biosciences, Inc.:
Series D1(c)(d)	4,460	908,680
Series D2(c)(d)	1,412	287,681
Cleerly, Inc. Series C (c)(d)	272,438	3,209,483
Deep Genomics, Inc. Series C (a)(c)(d)	129,534	1,299,226
Dianthus Therapeutics, Inc. Series A (c)(d)	287,993	1,075,049
Element Biosciences, Inc.:
Series B(a)(c)(d)	250,956	3,428,059
Series C(a)(c)(d)	101,911	1,392,104
ElevateBio LLC Series C (a)(c)(d)	332,500	1,520,523
Generate Biomedicines Series B (c)(d)	157,390	1,279,581
Inscripta, Inc.:
Series D(a)(c)(d)	308,833	1,877,705
Series E(a)(c)(d)	222,357	1,351,931
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	1
Korro Bio, Inc.:
Series B1(c)(d)	241,420	461,112
Series B2(c)(d)	226,657	432,915
LifeMine Therapeutics, Inc. Series C (c)(d)	1,780,790	3,045,151
National Resilience, Inc.:
Series B(a)(c)(d)	251,448	15,270,437
Series C(a)(c)(d)	44,850	2,723,741
Quell Therapeutics Ltd. Series B (c)(d)	760,965	928,377
SalioGen Therapeutics, Inc. Series B (c)(d)	8,766	653,681
Saluda Medical Pty Ltd. Series D (c)(d)	109,988	1,105,197
Sonoma Biotherapeutics, Inc.:
Series B(a)(c)(d)	481,325	808,626
Series B1(a)(c)(d)	256,702	431,259
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	199,356	763,533
Treeline Biosciences Series A (a)(c)(d)	250,200	1,428,642
		52,201,756
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(c)(d)	1,136,853	846,137

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(c)(d)	616,102	560,653
Conformal Medical, Inc. Series C (a)(c)(d)	240,750	792,068
Scorpion Therapeutics, Inc. Series B (a)(c)(d)	242,077	302,596
		1,655,317
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(d)	22,992	1,145,232
Series E1(c)(d)	17,916	892,396
DNA Script:
Series B(c)(d)	4	2,931
Series C(c)(d)	2,060	1,509,319
Omada Health, Inc. Series E (c)(d)	435,062	1,200,771
PrognomIQ, Inc.:
Series A5(a)(c)(d)	83,544	217,214
Series B(a)(c)(d)	198,721	516,675
Series C(c)(d)	66,506	172,916
Wugen, Inc. Series B (a)(c)(d)	96,718	504,868
		6,162,322
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(c)(d)	4,910	1,087,663
Series C(a)(c)(d)	2,570	569,306
Galvanize Therapeutics Series B (c)(d)	1,018,908	1,742,333
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		3,399,333
TOTAL HEALTH CARE		64,264,865

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	37,755,900

Construction & Engineering - 0.1%
Beta Technologies, Inc.:
Series A(a)(c)(d)	10,986	1,133,426
Series B, 6.00%(c)(d)	17,147	1,769,056
		2,902,482
TOTAL INDUSTRIALS		40,658,382

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	62,461	4,262,339
Xsight Labs Ltd. Series D (a)(c)(d)	167,386	1,252,047
		5,514,386
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	814,561	903,091
Menlo Micro, Inc. Series C (c)(d)	959,784	1,010,173
		1,913,264
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	6,567
ByteDance Ltd. Series E1 (a)(c)(d)	84,766	12,470,774
		12,477,341
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(d)	43,548	883,961
Astera Labs, Inc.:
Series A(c)(d)	85,993	874,506
Series B(c)(d)	14,642	148,902
Series C(c)(d)	371,500	3,777,969
Series D(c)(d)	291,891	2,968,386
GaN Systems, Inc.:
Series F1(c)(d)	50,937	341,787
Series F2(c)(d)	26,897	180,479
SiMa.ai:
Series B(a)(c)(d)	338,113	2,397,525
Series B1(c)(d)	22,648	160,595
		11,734,110
Software - 0.2%
Bolt Technology OU Series E (c)(d)	13,569	2,107,197
Databricks, Inc.:
Series G(a)(c)(d)	53,226	2,915,188
Series H(c)(d)	56,454	3,091,986
Dataminr, Inc. Series D (a)(c)(d)	442,241	9,923,888
Evozyne LLC Series A (a)(c)(d)	101,400	1,580,826
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	21
Nuvia, Inc. Series B (a)(c)	239,670	195,863
Skyryse, Inc. Series B (c)(d)	117,170	2,831,999
Stripe, Inc. Series H (a)(c)(d)	19,200	542,592
Tenstorrent, Inc. Series C1 (a)(c)(d)	21,000	1,181,880
		24,371,440
TOTAL INFORMATION TECHNOLOGY		56,010,541

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (c)(d)	36,990	2,054,795

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	355,446	11,278,302

TOTAL MATERIALS		13,333,097

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(c)(d)	16,253	533,911

TOTAL CONVERTIBLE PREFERRED STOCKS		216,880,042
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(c)(d)	5,678,726	156,165
Waymo LLC Series A2 (a)(c)(d)	10,731	645,362
		801,527
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	137,221	6,688,248

TOTAL CONSUMER DISCRETIONARY		7,489,775

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	13,511	2,923,916
Faraday Pharmaceuticals, Inc. Series B (a)(c)(d)	219,824	235,212
		3,159,128
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,648,903
TOTAL PREFERRED STOCKS (Cost $192,759,186)		227,528,945

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(h)	1,347,300	1,195,459
4% 5/22/27 (c)(d)	857,900	947,894
4% 6/12/27 (c)(d)	25,455	28,125
		2,171,478
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC 5% 1/15/24 (c)(d)	3,000,000	3,048,600
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 1.26% (c)(d)(i)	382,943	382,943
TOTAL CONVERTIBLE BONDS (Cost $5,613,598)		5,603,021

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (c)(d)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (c)(d)(i)	1,612,660	1,612,660
TOTAL HEALTH CARE		1,612,660
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	346,804	346,804
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(i)	1,193,899	1,193,899
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	1,170,000	1,170,000
TOTAL INFORMATION TECHNOLOGY		2,710,703
TOTAL PREFERRED SECURITIES (Cost $4,937,809)		4,323,363

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (k)	89,944,189	89,962,178
Fidelity Securities Lending Cash Central Fund 2.34% (k)(l)	219,392,657	219,414,596
TOTAL MONEY MARKET FUNDS (Cost $309,376,774)		309,376,774

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,830,366,844)	12,090,733,360
NET OTHER ASSETS (LIABILITIES) - (1.7)% (m)	(200,056,760)
NET ASSETS - 100.0%	11,890,676,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	261	Sep 2022	51,632,325	(1,715,600)	(1,715,600)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $425,947,021 or 3.6% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,058,125 or 0.6% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	Includes $1,830,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,639,813
AgBiome LLC Series C	6/29/18	2,144,369
AgBiome LLC Series D	9/03/21	749,101
Aledade, Inc. Series B1	5/07/21	880,380
Aledade, Inc. Series E1	5/20/22	892,475
Alif Semiconductor Series C	3/08/22	883,961
Altos Labs, Inc. Series B	7/22/22	2,337,713
Ankyra Therapeutics Series B	8/26/21	1,449,327
Ant International Co. Ltd. Class C	5/16/18	2,351,948
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	1,462,779
Astera Labs, Inc. Series A	5/17/22	874,506
Astera Labs, Inc. Series B	5/17/22	148,902
Astera Labs, Inc. Series C	8/24/21	1,248,909
Astera Labs, Inc. Series D	5/17/22	2,968,386
Beta Technologies, Inc. Series A	4/09/21	804,944
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056
Bird Global, Inc.	5/11/21	2,283,390
Blink Health LLC Series A1	12/30/20	232,676
Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268
Blink Health LLC 5% 1/15/24	7/15/22	3,000,000
Bolt Technology OU Series E	1/03/22	3,525,179
Boundless Bio, Inc. Series B	4/23/21	831,738
Bowery Farming, Inc. Series C1	5/18/21	1,634,925
Bright Peak Therapeutics AG Series B	5/14/21	935,108
ByteDance Ltd. Series E1	11/18/20	9,288,165
Caris Life Sciences, Inc. Series D	5/11/21	2,070,279
Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034
Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455
Cibus Corp. Series C	2/16/18 - 6/23/21	3,557,388
Circle Internet Financial Ltd. Series E	5/11/21	2,227,100
Cleerly, Inc. Series C	7/08/22	3,209,483
Conformal Medical, Inc. Series C	7/24/20	882,846
Cyclerion Therapeutics, Inc.	4/02/19	2,229,495
Databricks, Inc. Series G	2/01/21	3,146,861
Databricks, Inc. Series H	8/31/21	4,148,473
Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573
Deep Genomics, Inc. Series C	7/21/21	1,878,398
Delhivery Private Ltd.	5/20/21	3,156,208
Diamond Foundry, Inc. Series C	3/15/21	8,530,704
Dianthus Therapeutics, Inc. Series A	4/06/22	1,251,762
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	327,504
DNA Script Series B	12/17/21	3,203
DNA Script Series C	10/01/21	1,791,891
Dragonfly Therapeutics, Inc.	12/19/19	3,336,950
Element Biosciences, Inc. Series B	12/13/19	1,315,160
Element Biosciences, Inc. Series C	6/21/21	2,094,954
ElevateBio LLC Series C	3/09/21	1,394,838
Enevate Corp. Series E	1/29/21	903,092
Enevate Corp. 0% 1/29/23	1/29/21	346,804
Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000
Evozyne LLC Series A	4/09/21	2,278,458
Fanatics, Inc. Class A	8/13/20 - 12/15/21	3,989,927
Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996
Farmers Business Network, Inc. Series G	9/15/21	2,299,217
Freenome, Inc. Series C	8/14/20	1,262,201
Freenome, Inc. Series D	11/22/21	690,407
Galvanize Therapeutics Series B	3/29/22	1,764,020
GaN Systems, Inc. Series F1	11/30/21	431,946
GaN Systems, Inc. Series F2	11/30/21	228,087
GaN Systems, Inc. 0%	11/30/21	1,193,899
Generate Biomedicines Series B	11/02/21	1,865,072
GoBrands, Inc. Series G	3/02/21	6,700,664
GoBrands, Inc. Series H	7/22/21	8,302,821
Inscripta, Inc. Series D	11/13/20	1,411,367
Inscripta, Inc. Series E	3/30/21	1,963,412
Instacart, Inc. Series H	11/13/20	834,240
Instacart, Inc. Series I	2/26/21	792,625
Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	392,042
JUUL Labs, Inc. Series E	7/06/18	196,006
Kardium, Inc. Series D6	12/30/20	1,154,861
Kardium, Inc. 0%	12/30/20	1,612,660
Korro Bio, Inc. Series B1	12/17/21	630,106
Korro Bio, Inc. Series B2	12/17/21	630,106
Laronde, Inc. Series B	8/13/21	1,860,096
LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739
Meesho Series F	9/21/21	4,789,029
Menlo Micro, Inc. Series C	2/09/22	1,272,194
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,421,899
National Resilience, Inc. Series B	12/01/20	3,434,780
National Resilience, Inc. Series C	6/28/21	1,991,789
Neutron Holdings, Inc.	2/04/21	4,384
Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,347,300
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455
Nohla Therapeutics, Inc. Series B	5/01/18	1,096,231
Nuvia, Inc. Series B	3/16/21	195,862
Oddity Tech Ltd.	1/06/22	958,093
Omada Health, Inc. Series E	12/22/21	2,608,284
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974
Paragon Biosciences Emalex Capital, Inc. 1.26%	5/18/22	382,943
PrognomIQ, Inc. Series A5	8/20/20	50,461
PrognomIQ, Inc. Series B	9/11/20	454,100
PrognomIQ, Inc. Series C	2/16/22	203,508
Quell Therapeutics Ltd. Series B	11/24/21	1,438,224
Rad Power Bikes, Inc.	1/21/21	1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	156,712
Rad Power Bikes, Inc. Series C	1/21/21	616,636
Rad Power Bikes, Inc. Series D	9/17/21	2,069,142
Reddit, Inc. Series B	7/26/17	538,544
Reddit, Inc. Series E	5/18/21	217,765
Reddit, Inc. Series F	8/11/21	2,498,224
Redwood Materials Series C	5/28/21	770,449
SalioGen Therapeutics, Inc. Series B	12/10/21	928,004
Saluda Medical Pty Ltd. Series D	1/20/22	1,402,995
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	585,688
SiMa.ai Series B	5/10/21	1,733,641
SiMa.ai Series B1	4/25/22	160,595
Skyhawk Therapeutics, Inc.	5/21/21	2,069,954
Skyryse, Inc. Series B	10/21/21	2,891,752
Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	4,177,960
Stripe, Inc. Class B	5/18/21	1,745,585
Stripe, Inc. Series H	3/15/21	770,400
T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045
Tenstorrent, Inc. Series C1	4/23/21	1,248,540
Tenstorrent, Inc. 0%	4/23/21	1,170,000
The Beauty Health Co.	12/08/20	5,538,280
The Oncology Institute, Inc.	6/28/21	3,773,750
Tory Burch LLC	5/14/15	17,500,910
Treeline Biosciences Series A	7/30/21	1,958,441
Waymo LLC Series A2	5/08/20	921,441
Wugen, Inc. Series B	7/09/21	750,038
Xsight Labs Ltd. Series D	2/16/21	1,338,418

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	76,613,355	4,431,172,868	4,417,824,045	803,097	-	-	89,962,178	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	317,559,429	941,105,622	1,039,250,455	1,053,585	-	-	219,414,596	0.6%
Total	394,172,784	5,372,278,490	5,457,074,500	1,856,682	-	-	309,376,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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